Note 9 - Goodwill and Other Intangible, Net (Details Textual) - USD ($)		12 Months Ended
	Aug. 01, 2016	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Ending Balance		$ 271,000	$ 319,000
Amortization of Intangible Assets, Total		49,000	$ 49,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Ending Balance		271,000
Finite-Lived Intangible Assets, Accumulated Amortization		$ 214,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)	10 years